Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2025	Nov. 30, 2024
M2i Global Inc [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	712,645,059	581,704,525
Common stock, shares outstanding	712,645,059	581,704,525
Preferred stock, shares authorized	100,000	100,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	100,000	100,000
Preferred stock, shares outstanding	100,000	100,000